Share capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share capital

11Share capital

Authorized

Unlimited number of common shares and preferred shares, issuable in series, all without par value.

	Common shares	Amount
	#	$
Issued and outstanding
Balance – December 31, 2018	45,106,401	90,152
Issued for cash, net of issuance costs	5,404,855	26,957
Stock options exercised	105,196	353
Warrants exercised	14,423	82
Balance – December 31, 2019	50,630,875	117,544
Issued for cash, net of issuance costs	15,611,778	59,940
Stock options exercised	162,086	658
DSUs redeemed	76,920	184
Warrants exercised	611,888	3,029
Balance – December 31, 2020	67,093,547	181,355

(15)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2020 and 2019
(Expressed in thousands of Canadian dollars except for share and per share amounts)

11Share capital (continued)

As at December 31, 2020, a total of 4,523,379 shares (December 31, 2019 – 2,069,142) are reserved to meet outstanding stock options, warrants and DSUs.

On October 16, 2020, the Corporation entered into an Equity Distribution Agreement (“October 2020 ATM”) with Piper Sandler & Co. (“Piper Sandler”) authorizing the Corporation to offer and sell common shares from time-to-time up to an aggregate offering amount of US$50,000 through Piper Sandler, as agent. The total expenses associated with the ATM Distribution, excluding compensation and reimbursements payable to Piper Sandler under the terms of the Equity Distribution Agreement, were approximately $255. There were no shares sold in 2020 under the October 2020 ATM. Subsequent to December 31, 2020, 533,994 common shares were sold for gross proceeds of US$2,304.

On May 7, 2020, the Corporation completed a private placement of 8,770,005 units at a price of $2.86 per unit, for aggregated proceeds of $25,082. Each unit consisted of one common share and 0.35 of one common share purchase warrant, with each whole warrant entitling the holder to acquire one common share of the Corporation at an exercise price of $3.72 for a period of 24 months expiring on May 7, 2022. The value allocated to the common shares issued was $21,307 and the value allocated to the warrants was $3,775. Total costs associated with the offering were $152, including cash costs for professional and regulatory fees.

On March 17, 2020, the Corporation entered into an Equity Distribution Agreement (“March 2020 ATM”) with Piper Sandler authorizing the Corporation to offer and sell common shares from time-to-time up to an aggregate offering amount of US$30,000 through Piper Sandler, as agent. The March 2020 ATM was terminated on June 30, 2020 and 2,070,883 common shares were sold under this agreement for total gross proceeds of $7,639. To maintain the remainder of IMV’s March 2020 ATM facility under its new Canadian base shelf prospectus, IMV entered a second ATM Distribution dated June 30, 2020 (“June 2020 ATM”), with Piper Sandler, to offer and sell common shares from time-to-time up to an aggregate offering amount of US$24.5 million through Piper Sandler, as agent. An additional 4,770,890 common shares were sold for gross proceeds of $33,185, concluding the proceeds raised under the June 2020 ATM to the maximum offering amount of US$24.5 million as at December 31, 2020. As at December 31, 2020, a total of 6,841,773 shares have been sold under the two ATM Distribution agreements for total gross proceeds of $40,824. The total expenses associated with both ATM Distributions including commissions, were approximately $1,784.

On March 6, 2019, the Corporation completed a public offering, issuing an aggregate of 4,900,000 common shares at a price of $5.45 per common share, raising gross proceeds of $26,705. On March 11, 2019, the underwriters partially exercised their option to purchase common shares, resulting in the issuance of 504,855 common shares of the Corporation at a price of $5.45 per share for additional gross proceeds of approximately $2,751. As a result of the exercise of this option, the Corporation has raised total gross proceeds of approximately $29,456 before deducting the underwriting commissions and offering expenses of $2,499.